UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05642)

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 06/30

Date of reporting period: 05/31/14

Item 1. Schedule of Investments

Schedule of Investments	May 31, 2014 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)
High Yield Corporate Bonds — 25.0%
Basic Industry — 4.6%
Albea Beauty Holdings SA, 8.38%, 11/1/19 ■	$250,000	$271,250
AngloGold Ashanti Holdings PLC, 8.50%, 7/30/20	175,000	196,105
Ardagh Packaging Finance PLC, 6.75%, 1/31/21 ■	200,000	208,500
BlueLine Rental Finance, 7.00%, 2/1/19 ■	215,000	230,050
Coeur Mining, 7.88%, 2/1/21	200,000	194,500
Commercial Metals, 4.88%, 5/15/23	250,000	240,938
Domtar, 4.40%, 4/1/22	250,000	258,838
Evraz Group SA, 8.25%, 11/10/15 ■	150,000	154,875
First Quantum Minerals, ■
6.75%, 2/15/20	115,000	117,300
7.00%, 2/15/21	115,000	117,300
Griffon, 5.25%, 3/1/22 ■	200,000	197,500
Hexion US Finance, 6.63%, 4/15/20	100,000	105,250
Imperial Metals, 7.00%, 3/15/19 ■	200,000	204,000
Millar Western Forest Products, 8.50%, 4/1/21	200,000	214,000
Resolute Forest Products, 5.88%, 5/15/23	175,000	168,875
Sappi Papier Holding GmbH, 6.63%, 4/15/21 ■	200,000	210,000
Stora Enso OYJ, 7.25%, 4/15/36 ■	200,000	202,000
Taminco Global Chemical, 9.75%, 3/31/20 ■	150,000	168,375
Vedanta Resources PLC, 6.00%, 1/31/19 ■	200,000	206,750
Wise Metals Group LLC, 8.75%, 12/15/18 ■	100,000	106,500

		3,772,906

Capital Goods — 1.1%
Bombardier, Inc., 4.75%, 4/15/19 ■	200,000	202,500
Building Materials Holding, 9.00%, 9/15/18 ■	150,000	162,000
Clean Harbors, 5.25%, 8/1/20	275,000	281,875
Commercial Vehicle Group, 7.88%, 4/15/19	250,000	257,500

		903,875

Chemical — 0.3%
PetroLogistics LP, 6.25%, 4/1/20	250,000	270,625

Communications — 4.4%
Altice SA, 7.75%, 5/15/22 ■	200,000	210,250
CenturyLink, 7.65%, 3/15/42	200,000	200,750
CyrusOne LP, 6.38%, 11/15/22	185,000	196,563
Digicel, 7.00%, 2/15/20 ■	200,000	209,250
DIRECTV Holdings LLC, 3.80%, 3/15/22	300,000	309,849
DISH DBS, 5.88%, 7/15/22	200,000	214,500
Fairpoint Communications, 8.75%, 8/15/19 ■	175,000	189,000
Frontier Communications,
8.50%, 4/15/20	250,000	291,562
7.63%, 4/15/24	200,000	208,000
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	210,000	218,925
Midcontinent Communications & Finance, 6.25%, 8/1/21 ■	200,000	207,000
Sinclair Television Group, 5.38%, 4/1/21	250,000	249,063
Sprint, 7.25%, 9/15/21 ■	200,000	221,500
Sprint Capital, 8.75%, 3/15/32	200,000	231,500
Wind Acquisition Finance SA, 7.25%, 2/15/18 ■	250,000	263,750

AMERICAN INCOME FUND	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
WMG Acquisition, 6.00%, 1/15/21 ■	$200,000	$207,000

		3,628,462

Consumer Cyclical — 4.4%
24 Hour Holdings III LLC, 8.00%, 6/1/22 ■	100,000	99,875
ADT, 6.25%, 10/15/21	175,000	184,187
Air Canada, 6.75%, 10/1/19 ■	200,000	216,500
Associated Asphalt Partners LLC, 8.50%, 2/15/18 ■	135,000	142,763
Brookfield Residential Properties, 6.50%, 12/15/20 ■	250,000	263,750
CHS/Community Health Systems, 6.88%, 2/1/22 ■	250,000	263,125
Erickson Air-Crane, 8.25%, 5/1/20 ■	178,000	181,560
Ford Motor, 7.45%, 7/16/31	100,000	133,319
Gestamp Funding Luxembourg SA, 5.63%, 5/31/20 ■	200,000	207,750
Howard Hughes, 6.88%, 10/1/21 ■	250,000	268,750
Mattamy Group, 6.50%, 11/15/20 ■	250,000	253,125
McGraw-Hill Global Education Holdings LLC, 10.00%, 4/1/21 ■	200,000	228,500
Mohegan Tribal Gaming Authority, 9.75%, 9/1/21	150,000	162,000
Neiman Marcus Group, 8.00%, 10/15/21 ■	150,000	165,000
Nine West Holdings, Inc., 8.25%, 3/15/19 ■	200,000	197,500
Realogy Group LLC, 4.50%, 4/15/19 ■	225,000	225,562
Watco Companies LLC, 6.38%, 4/1/23 ■	250,000	255,000
Wynn Macau, 5.25%, 10/15/21 ■	200,000	205,500

		3,653,766

Consumer Non Cyclical — 1.1%
HealthSouth, 5.75%, 11/1/24	250,000	263,750
JBS Investments GmbH, 7.25%, 4/3/24 ■	200,000	208,500
Select Medical, 6.38%, 6/1/21	250,000	260,625
Tenet Healthcare, 6.88%, 11/15/31	200,000	188,000

		920,875

Electric — 1.3%
Covanta Holding, 6.38%, 10/1/22	250,000	269,063
Dynegy, 5.88%, 6/1/23	200,000	198,000
FirstEnergy, 4.25%, 3/15/23	225,000	222,757
GenOn Americas Generation LLC, 9.13%, 5/1/31	150,000	153,000
InterGen NV, 7.00%, 6/30/23 ■	200,000	209,000

		1,051,820

Energy — 5.7%
Antero Resources, 5.13%, 12/1/22 ■	300,000	308,250
Bill Barrett, 7.00%, 10/15/22	265,000	279,575
BreitBurn Energy Partners LP, 7.88%, 4/15/22	250,000	268,750
Chesapeake Energy, 6.88%, 11/15/20	200,000	232,500
Concho Resources, 5.50%, 10/1/22	250,000	268,125
CONSOL Energy, 8.25%, 4/1/20	150,000	163,125
Drill Rigs Holdings, 6.50%, 10/1/17 ■	500,000	518,750
Gastar Exploration, 8.63%, 5/15/18	125,000	128,750
Hiland Partners LP, 5.50%, 5/15/22 ■	250,000	253,750
Key Energy Services, 6.75%, 3/1/21	250,000	261,250
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23 ■	250,000	265,000
Lightstream Resources, 8.63%, 2/1/20 ■	200,000	208,000
Linn Energy LLC, 7.25%, 11/1/19 ■	250,000	262,500
Niska Gas Storage Canada ULC, 6.50%, 4/1/19 ■	200,000	193,500
Parsley Energy LLC, 7.50%, 2/15/22 ■	175,000	185,062
Range Resources, 5.00%, 8/15/22	200,000	210,000
Sanchez Energy, 7.75%, 6/15/21 ■	250,000	267,500
Vanguard Natural Resources LLC, 7.88%, 4/1/20	150,000	162,000

AMERICAN INCOME FUND	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Western Refining, 6.25%, 4/1/21	$250,000	$260,000

		4,696,387

Finance — 1.2%
Dresdner Funding Trust I, 8.15%, 6/30/31 ■	250,000	298,125
Genworth Holdings, 6.15%, 11/15/66 Δ	250,000	235,625
Jefferies Finance LLC, 6.88%, 4/15/22 ■	200,000	201,500
Lloyds Banking Group PLC, 7.50%, 6/27/24 Δ	100,000	107,125
Nationstar Mortgage LLC, 7.88%, 10/1/20	150,000	151,500

		993,875

Sovereigns — 0.2%
Republic of Uruguay, 8.00%, 11/18/22	122,639	159,431

Technology ■ — 0.7%
First Data, 6.75%, 11/1/20	250,000	268,438
Micron Technology, 5.88%, 2/15/22	250,000	266,875

		535,313

Total High Yield Corporate Bonds (Cost: $19,902,491)		20,587,335

U.S. Government Agency Mortgage-Backed Securities — 43.6%
Adjustable Rate Δ — 0.1%
Federal Home Loan Mortgage Corporation, 2.10%, 9/1/18, #605911	12	12
Federal National Mortgage Association, 3.00%, 7/1/27, #070179	430	462
Government National Mortgage Association, 1.63%, 12/20/22, #G28096 a	107,850	111,856

		112,330

Fixed Rate — 43.5%
Federal Home Loan Mortgage Corporation, a
3.00%, 1/1/29, #G18497	3,900,254	4,053,289
3.00%, 4/1/43, #G08528	4,737,749	4,691,886
3.50%, 1/1/44, #G08566	2,612,637	2,692,328
3.50%, 2/1/44, #G08572	2,620,832	2,700,773
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, #C00676 a	57,105	65,019
Federal National Mortgage Association,
7.00%, 7/1/17, #254414 a	39,066	41,157
5.00%, 11/1/18, #750989 a	73,055	77,708
5.00%, 2/1/21, #745279 a	115,822	125,022
3.50%, 12/1/26, #890397 a	2,115,295	2,240,848
3.50%, 1/1/27, #AL1408 a	2,050,576	2,172,287
6.00%, 5/1/29, #323702 a	86,378	98,275
7.00%, 9/1/31, #596680 a	40,973	45,598
5.50%, 6/1/33, #709700 a	60,356	67,544
6.00%, 1/1/34, #763687 a	125,706	141,119
5.50%, 2/1/34, #766070 a	293,906	332,834
6.00%, 3/1/34, #745324 a	159,070	177,621
6.00%, 1/1/35, #810225 a	180,182	203,842
5.00%, 7/1/35, #828346 a	152,765	169,188
5.50%, 3/1/36, #878059 a	81,743	91,067
6.00%, 6/1/36, #882685 a	284,302	320,102
5.50%, 4/1/37, #888284 a	239,409	266,718
5.00%, 6/1/37, #944244 a	340,517	376,451

AMERICAN INCOME FUND	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
5.50%, 6/1/38, #995018 a	$239,204	$266,490
3.50%, 2/1/44, #AW4182 a	2,995,533	3,091,781
3.00%, 6/1/44 «	2,500,000	2,475,781
4.00%, 6/1/44 «	4,605,000	4,880,581
4.50%, 6/1/44 «	2,975,000	3,217,648
Government National Mortgage Association,
5.50%, 8/15/33, #604567 a	420,843	477,474
6.00%, 7/15/34, #631574 a	232,754	265,915

		35,826,346

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $35,253,298)		35,938,676

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities — 22.5%
Adjustable Rate Δ — 3.1%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2 Class M3, 3.75%, 4/25/24	500,000	537,235
Goldman Sachs Mortgage Loan Trust, Series 2003-10, Class 1A1, 2.56%, 10/25/33	138,525	138,767
GSMPS Mortgage Loan Trust, Series 2006-RP2, Class B1, 6.05%, 4/25/36 ¥	1,374,516	236,036
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 4.76%, 7/25/36	959,105	889,406
MASTR Adjustable Rate Mortgages Trust, Series 2003-5, Class 4A1, 2.04%, 11/25/33	581,024	563,281
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.34%, 6/25/33 ¥	245,670	227,331

		2,592,056

Fixed Rate — 19.4%
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 ¥	363,457	133,357
BCAP LLC Trust, Series 2009-RR14, Class 1A1, 6.00%, 5/26/37 ■	831,653	889,188
CAM Mortgage Trust, Series 2014-1, Class M, 5.50%, 12/15/53 ■ ¥	400,000	399,271
Countrywide Alternative Loan Trust,
6.50%, 3/25/34, Series 2004-J2, Class 2A1	263,760	274,320
5.50%, 10/25/35, Series 2005-47CB, Class A7	351,427	314,240
5.50%, 2/25/36, Series 2005-86CB, Class A10	379,055	331,812
5.75%, 4/25/47, Series 2007-6, Class A4	1,050,727	845,547
Credit Suisse First Boston Mortgage Securities Corporation,
6.19%, 4/25/33, Series 2003-8, Class DB1	819,482	786,309
6.00%, 12/25/35, Series 2005-11, Class 6A7 ¥	1,000,000	401,197
Credit Suisse Mortgage Securities Trust,
6.00%, 8/25/36, Series 2006-7, Class 3A11	564,746	491,788
6.00%, 1/27/37, Series 2009-3R, Class 27A1 ■	1,309,734	1,375,932
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35 ¥	597,015	69,149
GSMPS Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ■	158,372	166,081
7.50%, 3/25/35, Series 2005-RP2, Class 1A2 ■	536,995	557,750
7.50%, 9/25/35, Series 2005-RP3, Class 1A2 ■	545,001	567,395
6.05%, 4/25/36, Series 2006-RP2, Class B2 ¥	1,237,786	83,922
6.68%, 3/25/43, Series 2003-1, Class B2 ¥	1,223,004	12
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 ¥	420,720	391,375
Jefferies Resecuritization Trust, Series 2009-R4, Class 26A2, 5.75%, 1/26/36 ■	218,003	220,616
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	559,504	508,235
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 5.56%, 7/25/47	114,854	117,999
MASTR Alternative Loans Trust,
7.00%, 1/25/34, Series 2004-1, Class 3A1	469,872	486,303
7.00%, 6/25/34, Series 2004-5, Class 6A1	757,279	817,679
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A4, 7.50%, 8/25/34 ■	596,432	615,028
MASTR Resecuritization Trust, Series 2009-1, Class A1, 6.00%, 10/25/36 ■	859,923	919,824
Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.00%, 3/25/37	549,165	419,571
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A3, 5.75%, 2/25/36	269,770	257,198

AMERICAN INCOME FUND	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■ ¥ ¿	$723,237	$464,453
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.38%, 4/25/31 ¥	544,722	105,124
Residential Funding Mortgage Securities I Trust, Series 2007-S9, Class 1A1, 6.00%, 10/25/37	487,749	423,777
Salomon Brothers Mortgage Securities VII, Series 2003-1, Class A2, 6.00%, 9/25/33 ■	412,879	409,300
Springleaf Mortgage Loan Trust, ■ ¥
4.44%, 6/25/58, Series 2013-1A, Class M4	770,000	778,615
5.30%, 12/25/59, Series 2012-3A, Class M4	750,000	776,125
3.52%, 12/25/65, Series 2013-2A, Class M1	500,000	503,686
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA3, Class 2A, 6.45%, 8/25/38	72,521	76,764

		15,978,942

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities (Cost: $22,032,002)		18,570,998

Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities Δ — 1.5%
Fixed Rate — 1.5%
Federal National Mortgage Association,
6.60%, 2/25/42, Series 2002-W1, Class 2A	174,679	205,551
4.60%, 12/25/42, Series 2003-W1, Class B1 ¥	808,326	694,045
5.72%, 7/25/44, Series 2004-W14, Class B2 ¥	817,734	315,501

Total Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities (Cost: $982,526)		1,215,097

Commercial Mortgage-Backed Securities — 14.5%
Other — 14.5%
Americold LLC Trust, Series 2010-ARTA, Class C, 6.81%, 1/14/29 ■	405,000	466,860
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 Δ	500,000	522,343
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AM, 5.58%, 9/11/41 Δ	500,000	545,336
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 Δ	486,015	540,828
FREMF Mortgage Trust, ■ Δ
5.43%, 4/25/20, Series 2010-K7, Class B	235,000	264,560
4.53%, 10/25/30, Series 2011-K704, Class B	500,000	536,587
4.02%, 11/25/44, Series 2012-K706, Class B	255,000	268,449
3.76%, 2/25/45, Series 2012-K708, Class B	281,601	293,027
3.56%, 8/25/45, Series 2012-K711, Class B	500,000	513,766
2.82%, 12/25/45, Series 2013-KF02, Class B	928,848	949,179
Greenwich Capital Commercial Funding Corporation, Series 2007-GG11, Class A4, 5.74%, 12/10/49	210,000	234,160
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.80%, 8/10/45 Δ	454,155	504,826
JP Morgan Chase Commercial Mortgage Securities Corporation, Δ
5.26%, 7/15/46, Series 2011-C4, Class C ■	750,000	832,348
5.79%, 2/12/51, Series 2007-CB20, Class A4	300,000	333,928
LB-UBS Commercial Mortgage Trust, Δ
6.15%, 4/15/41, Series 2008-C1, Class A2	752,000	859,725
6.15%, 4/15/41, Series 2008-C1, Class AM	210,000	240,536
5.87%, 9/15/45, Series 2007-C7, Class A3	452,678	511,784
Morgan Stanley Capital I, Δ
5.45%, 2/12/44, Series 2007-HQ11, Class A4	200,000	219,415
5.25%, 9/15/47, Series 2011-C1, Class C ■	250,000	276,560
Morgan Stanley Re-Remic Trust, Series 2009-GG10, Class A4B, 5.80%, 8/12/45 ■ Δ	500,000	550,100
SBA Tower Trust, 3.60%, 4/15/18 ■	390,000	391,002
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	273,347	273,893
WF-RBS Commercial Mortgage Trust, ■ Δ
5.39%, 2/15/44, Series 2011-C2, Class C	250,000	275,874
5.34%, 3/15/44, Series 2011-C3, Class C	750,000	824,497
WIMC Capital Trust, Series 2012-AA, Class A1, 4.55%, 10/16/50 ■	718,306	728,369

Total Commercial Mortgage-Backed Securities (Cost: $10,540,732)		11,957,952

AMERICAN INCOME FUND	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Asset-Backed Securities — 24.3%
Automotive — 0.6%
CFC LLC, Series 2013-1A, Class C, 3.45%, 3/15/19 ■	$500,000	$513,471

Home Equity — 14.6%
Bayview Financial Acquisition Trust,
6.07%, 2/25/33, Series 2003-AA, Class M3 ■ Δ ¥	291,181	293,092
5.50%, 12/28/35, Series 2005-D, Class AF4 Δ	750,000	736,450
5.64%, 11/28/36, Series 2006-C, Class 1A2	266,412	268,739
5.85%, 11/28/36, Series 2006-C, Class 1A5	372,745	370,971
5.66%, 12/28/36, Series 2006-D, Class 1A2	242,154	242,347
5.70%, 2/28/41, Series 2006-A, Class 1A5	644,838	659,150
Chase Funding Mortgage Asset Backed Trust, Series 2003-3, Class1A5, 4.66%, 3/25/33	344,664	354,546
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 4/25/47 Δ	589,944	559,195
Credit-Based Asset Servicing and Securitization LLC, Series 2007-SP1, Class A4, 6.02%, 12/25/37 ■	750,000	793,961
GMAT Trust, Series 2013-1A, Class M, 5.00%, 11/25/43 ■ Δ ¥	500,000	478,502
HLSS Servicer Advance Receivables Backed Notes, ■
4.94%, 10/15/45, Series 2012-T2, Class D2	750,000	768,975
4.46%, 1/15/48, Series 2013-T1, Class D3	900,000	917,820
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35 ¥	613,553	612,807
Nationstar Agency Advance Funding Trust, ■
4.21%, 2/18/48, Series 2013-T2A, Class DT2	350,000	349,773
7.39%, 2/18/48, Series 2013-T2A, Class FT2 ¥	525,000	530,786
Nationstar Mortgage Advance Receivable Trust, Series 2013-T3, Class D3, 3.82%, 6/22/48 ■	1,400,000	1,388,800
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2014-T1, Class G1, 5.93%, 3/15/45 ■ ¥	1,000,000	1,000,000
Renaissance Home Equity Loan Trust, Series 2005-4, Class A6, 5.75%, 2/25/36	618,604	546,949
Residential Asset Securities Trust, Series 2004-KS1, Class AI5, 5.22%, 2/25/34	850,000	899,179
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 6.03%, 2/25/29	287,693	271,970

		12,044,012

Manufactured Housing — 6.1%
ACE Securities Corporation, Manufactured Housing Trust, Series 2003-MH1, Class M1, 6.50%, 8/15/30 ■ Δ	454,432	486,046
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35%, 4/15/40	248,651	254,812
Mid-State Capital Trust,
6.01%, 8/15/37, Series 2004-1, Class A	723,715	759,393
5.75%, 1/15/40, Series 2005-1, Class A	1,038,504	1,108,512
5.25%, 12/15/45, Series 2010-1, Class M ■	600,489	622,965
Mid-State Trust XI, Series 11,Class M1, 5.60%, 7/15/38	397,093	418,188
Origen Manufactured Housing,
6.64%, 1/15/35, Series 2004-A, Class M2 Δ	528,009	576,025
5.73%, 11/15/35, Series 2004-B, Class M1 Δ	215,361	225,783
5.99%, 1/15/37, Series 2005-B, Class M1	511,823	535,586

		4,987,310

Other ■ — 3.0%
321 Henderson Receivables LLC,
6.15%, 10/15/48, Series 2007-3A, Class A	571,003	647,993
9.31%, 7/15/61, Series 2010-1A, Class B	488,842	617,794
6.77%, 10/17/61, Series 2012-2A, Class B	500,000	590,165

AMERICAN INCOME FUND	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶
7.14%, 2/15/67, Series 2012-1A, Class B	$500,000	$599,466

		2,455,418

Total Asset-Backed Securities (Cost: $18,928,886)		20,000,211

Investment Grade Corporate Bonds — 6.0%
Basic Industry — 1.4%
Alcoa, 5.40%, 4/15/21	350,000	374,646
Freeport-McMoRan Copper & Gold, 3.55%, 3/1/22	500,000	491,756
Vale Overseas, 4.38%, 1/11/22	300,000	308,150

		1,174,552

Consumer Cyclical — 1.3%
Computer Sciences, 4.45%, 9/15/22	1,000,000	1,051,769

Energy — 0.6%
Transocean, 3.80%, 10/15/22	500,000	489,200

Finance — 2.0%
Bank of America, 5.00%, 5/13/21	500,000	557,685
Citigroup, 4.50%, 1/14/22	500,000	542,277
Goldman Sachs Group, 6.00%, 6/15/20	500,000	582,261

		1,682,223

Insurance — 0.3%
Lincoln National, 6.05%, 4/20/67 Δ	250,000	253,750

Real Estate — 0.4%
CommonWealth REIT, 5.88%, 9/15/20	300,000	328,727

Total Investment Grade Corporate Bonds (Cost: $4,713,410)		4,980,221

Preferred Stocks — 1.9%
Banking — 0.5%
Bank of America, Series 5	19,000	408,310

Basic Industry — 0.2%
ArcelorMittal	7,500	174,225

Consumer Cyclical — 0.1%
TravelCenters of America LLC	2,700	70,470

Finance — 0.9%
Bank of America, Series L	200	238,000
First Niagara Financial Group, Series B	8,000	228,560
Goldman Sachs Group, Series J	12,000	288,240

		754,800

Real Estate Investment Trusts — 0.2%
LaSalle Hotel Properties, Series H	5,000	130,469

Total Preferred Stocks (Cost: $1,331,951)		1,538,274

AMERICAN INCOME FUND	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Income Fund (MRF)

DESCRIPTION	SHARES	FAIR VALUE ¶
Closed-End Funds — 0.6%
Blackrock Credit Allocation Income Trust IV	32,000	$440,960
Pioneer Floating Rate Trust	7,000	86,450

Total Closed-End Funds (Cost: $486,936)		527,410

Short-Term Investment — 0.9%
Money Market Fund — 0.9%
First American Prime Obligations Fund, Class Z, 0.02% W	783,225	783,225

Total Short-Term Investment (Cost: $783,225)		783,225

Total Investments ▲ — 140.8% (Cost: $114,955,457)		116,099,399

Other Assets and Liabilities, Net — (40.8)%		(33,638,315)

Total Net Assets — 100.0%		$82,461,084

AMERICAN INCOME FUND	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Income Fund (MRF)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of May 31, 2014, the fund held no internally fair valued securities.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On May 31, 2014, the total fair value of these investments was $37,769,711 or 45.8% of total net assets.

Δ	Variable Rate Security - The rate shown is the net coupon rate in effect as of May 31, 2014.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2014, securities valued at $25,364,192 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$23,923,228	5/7/14	0.37%	6/5/14	$6,147	(1)

*	Interest rate as of May 31, 2014. Rate is based on one-month London Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 3.00%, 1/1/29, $3,900,254 par

Federal Home Loan Mortgage Corporation, 3.00%, 4/1/43, $4,737,749 par

Federal Home Loan Mortgage Corporation, 3.50%, 1/1/44, $2,612,637 par

Federal Home Loan Mortgage Corporation, 3.50%, 2/1/44, $2,620,832 par

Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $57,105 par

Federal National Mortgage Association, 7.00%, 7/1/17, $39,066 par

Federal National Mortgage Association, 5.00%, 11/1/18, $73,055 par

Federal National Mortgage Association, 5.00%, 2/1/21, $115,822 par

Federal National Mortgage Association, 3.50%, 12/1/26, $2,115,295 par

Federal National Mortgage Association, 3.50%, 1/1/27, $2,050,576 par

Federal National Mortgage Association, 6.00%, 5/1/29, $86,378 par

Federal National Mortgage Association, 7.00%, 9/1/31, $40,973 par

Federal National Mortgage Association, 5.50%, 6/1/33, $60,356 par

Federal National Mortgage Association, 6.00%, 1/1/34, $125,706 par

Federal National Mortgage Association, 5.50%, 2/1/34, $293,906 par

Federal National Mortgage Association, 6.00%, 3/1/34, $159,070 par

Federal National Mortgage Association, 6.00%, 1/1/35, $180,182 par

Federal National Mortgage Association, 5.00%, 7/1/35, $152,765 par

Federal National Mortgage Association, 5.50%, 3/1/36, $81,743 par

AMERICAN INCOME FUND	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Income Fund (MRF)

Federal National Mortgage Association, 6.00%, 6/1/36, $284,302 par

Federal National Mortgage Association, 5.50%, 4/1/37, $239,409 par

Federal National Mortgage Association, 5.00%, 6/1/37, $340,517 par

Federal National Mortgage Association, 5.50%, 6/1/38, $239,204 par

Federal National Mortgage Association, 3.50%, 2/1/44, $2,995,533 par

Government National Mortgage Association, 1.63%, 12/20/22, $107,850 par

Government National Mortgage Association, 5.50%, 8/15/33, $420,843 par

Government National Mortgage Association, 6.00%, 7/15/34, $232,754 par

«	Security purchased on a when-issued basis. On May 31, 2014, the total cost of investments purchased on a when-issued basis was $10,486,998 or 12.7% of total net assets. See ¶ footnote above.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of May 31, 2014, the fair value of these investments was $8,494,386 or 10.3% of total net assets.

¿	Security is currently in default with regards to scheduled interest and/or principal payments.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2014.

▲	On May 31, 2014, the cost of investments for federal income tax purposes was approximately $114,955,457. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,364,180
Gross unrealized depreciation	(4,220,238)

Net unrealized appreciation	$1,143,942

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Settlement Month	Number of Contracts Sold	Notional Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note Futures	September 2014	3	$(659,297)	$179
U.S. Treasury 5 Year Note Futures	September 2014	121	(14,490,695)	(8,494)
U.S. Treasury 10 Year Note Futures	September 2014	91	(11,421,922)	(24,050)
U.S. Treasury Long Bond Futures	September 2014	15	(2,062,031)	9,290

				$(23,075)

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3	-	Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

AMERICAN INCOME FUND	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Income Fund (MRF)

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2014, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
High Yield Corporate Bonds	$—	$20,587,335	$—	$20,587,335
U.S. Government Agency Mortgage-Backed Securities	—	35,938,676	—	35,938,676
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	18,570,998	—	18,570,998
Collateralized Mortgage Obligation – U.S. Agency Mortgage-Backed Securities	—	1,215,097	—	1,215,097
Commercial Mortgage-Backed Securities	—	11,957,952	—	11,957,952
Asset-Backed Securities	—	18,119,652	1,880,559	20,000,211
Investment Grade Corporate Bonds	—	4,980,221	—	4,980,221
Preferred Stocks	1,300,274	238,000	—	1,538,274
Closed-End Funds	527,410	—	—	527,410
Short-Term Investment	783,225	—	—	783,225

Total Investments	$2,610,909	$111,607,931	$1,880,559	$116,099,399

As of May 31, 2014, the fund’s investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Futures Contracts Outstanding	$(23,075)	$—	$—	$(23,075)

Total Other Financial Instruments	$(23,075)	$—	$—	$(23,075)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

	High Yield Corporate Bonds	Collateralized Mortgage Obligation- Private Mortgage- Backed Securities	Asset- Backed Securities	Total Fair Value
Balance as of August 31, 2013	$251,982	$406,913	$1,364,886	$2,023,781
Accrued discounts/premiums	(53)	33	126	106
Realized gain (loss)	8,484	(26,752)	3,235	(15,033)
Net change in unrealized appreciation or depreciation	(7,225)	14,319	12,312	19,406
Purchases	—	—	1,000,000	1,000,000
Sales	(253,188)	(394,513)	(500,000)	(1,147,701)

Balance as of May 31, 2014	$—	$—	$1,880,559	$1,880,559

Net change in unrealized appreciation or depreciation during the year of Level 3 investments held as of May 31, 2014	$—	$—	$10,436	$10,436

During the period ended May 31, 2014, the fund recognized no transfers between Level 1 and Level 2. Transfers into or out of Level 3 are shown using beginning of period values.

AMERICAN INCOME FUND	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Income Fund (MRF)

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

Debt obligations

High Yield Corporate Bonds, U.S. Government Agency Mortgage-Backed Securities, Collateralized Mortgage Obligation – Private Mortgage-Backed Securities, Collateralized Mortgage Obligation – U.S. Agency Mortgage- Backed Securities, Commercial Mortgage-Backed Securities, Asset-Backed Securities, and Investment Grade Corporate Bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. When the price provided by a pricing service is based on a sole broker quote, the value is categorized as Level 3 by the fund.

Preferred Stocks

When the price provided by a pricing service for a preferred stock is based on a sole broker quote, the value is categorized as Level 3 by the fund.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at May 31, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Investments
Asset-Backed Securities	$1,880,559	Broker Quote	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures established a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and presents such changes for ratification by the board.

AMERICAN INCOME FUND	2014 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	July 30, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 30, 2014